Note 32 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Interest Income And Expense
Interest Expenses Financial Liabilities Held For Trading	€ 344,000,000	€ 746,000,000
Interest Expense Financial Liabilities At Fair Value Through Profit Or Loss	33,000,000	3,000,000
Financial Liabilities At Amortized Cost	3,891,000,000	5,613,000,000
Cost Rectification From Accounting Hedges	(176,000,000)	(136,000,000)
Insurance activity interest expense (Interest Expense)	324,000,000	338,000,000
Cost From Pensions Funds	33,000,000	44,000,000
Other expenses interest expenses(Interest Expense)	125,000,000	82,000,000
Total Interest Expense	€ 4,574,000,000	€ 6,691,000,000